SUBSEQUENT EVENTS (Narrative) (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended
	May 30, 2017 CNY (¥)	May 30, 2017 USD ($)	May 31, 2016 CNY (¥)	Feb. 28, 2017 $ / shares	Feb. 28, 2017 ¥ / shares	Mar. 07, 2016 $ / shares
Subsequent Event [Line Items]
Dividend declared per ordinary share | $ / shares						$ 0.15
Amount of cash dividends to be paid | ¥			¥ 54,026
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Amount of cash dividends to be paid	¥ 64,900	$ 9,500
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend declared per ordinary share | (per share)				$ 0.16	¥ 1.10